Note 6 - Derivative Financial Instruments - Gain (Loss) Recognized in Other Comprehensive Income (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2021
Hot-rolled coil steel contracts	$ (19,907,820)	$ (14,751,900)
Sales	(285,234,752)	(126,102,533)	$ (126,102,533)
Costs of goods sold	(244,247,474)		(102,517,335)
Total	(14,066,322)	(11,424,475)	$ (11,424,475)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent [Member]
Total	(21,120,020)	6,414,500
Hot-rolled Coil Future Contracts [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent [Member]
Sales	(31,752,920)
Hot-rolled Coil Future Contracts [Member] | Designated as Hedging Instrument [Member]
Hot-rolled coil steel contracts	(19,907,820)
Hotrolled Coil Futures Contracts 2 [Member]
Hot-rolled coil steel contracts		(14,751,900)
Hotrolled Coil Futures Contracts 2 [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent [Member]
Costs of goods sold	$ 10,632,900	$ 6,414,500